Mainland China Contribution Plan and Profit Appropriation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer contribution towards retirement plan	$ 1,952,704	$ 1,752,623	$ 1,427,666
Employer contribution towards benefit plan	2,036,029	1,819,388	1,361,564
Percentage of profit after tax transferred to statutory surplus reserve	10.00%
Statutory reserve balance	$ 7,547,128	$ 5,442,682
Required percentage of statutory surplus reserve fund to registered capital, maximum	50.00%